Finance income(costs) (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Finance income costs Line Items
Interest paid on convertible loan notes	£ (7,005)
Interest on loans from related parties		£ (483)
Foreign exchange loss	(12,981)
Fair value movements		(3)
Interest expense on leases	(67)	(34)
Other	(10)
Total finance costs	(20,063)	£ (520)
Total finance income	42,497
Convertible Senior Secured Notes
Disclosure Of Finance income costs Line Items
Fair value movements	38,124
Warrant liabilities
Disclosure Of Finance income costs Line Items
Fair value movements	£ 4,373